UNITED STATES
		SECURITIES AND EXCHANGE
	     	     COMMISSION

		Washington, D.C. 20549

	      	      FORM 13F


	  	Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment[ ]; Amendment Number:
This Amendment 	[]is a restatement.
		[]adds new holdings entries.

Institutional Investment Managers Filing this Report:
Name: Robotti & Company Advisors, LLC
Address:6 East 43rd Street, 23rd Floor
	New York, NY 10017-4651

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Robert E. Robotti
Title:	President
Phone:	212-986-4800

Form 13F File Number: 028-14390

Signature, Place, and Date of Signing:

/s/ Robert E. Robotti 	New York, NY  August 15,2011
---------------------- --------------  ---------------

Report Type
[ ]13F HOLDING REPORT
[X]13F NOTICE.
[ ]13F COMBINATION


List of Other Managers Reporting for this Manager:

Form 13F File Number		Investment Manager
--------------------		------------------

028-10843			Robert E. Robotti

028-11689			Mario Cibelli